American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2045 Portfolio
April 30, 2020

One Choice 2045 Portfolio - Schedule of Investments
APRIL 30, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 52.5%
Focused Dynamic Growth Fund G Class(2)	1,512,841	52,964,569
NT Disciplined Growth Fund G Class	1,308,116	16,822,367
NT Equity Growth Fund G Class	6,847,289	68,335,948
NT Growth Fund G Class	6,026,294	101,000,689
NT Heritage Fund G Class	7,699,145	85,075,552
NT Large Company Value Fund G Class	16,453,984	161,084,500
NT Mid Cap Value Fund G Class	9,825,245	102,870,320
Small Cap Growth Fund G Class	1,266,369	22,224,784
Small Cap Value Fund G Class	3,336,057	20,049,701
Sustainable Equity Fund G Class	4,264,301	126,308,600
		756,737,030
International Equity Funds — 22.0%
Non-U.S. Intrinsic Value Fund G Class	5,622,680	40,651,977
NT Emerging Markets Fund G Class	7,355,919	74,368,342
NT Global Real Estate Fund G Class	3,232,974	29,614,042
NT International Growth Fund G Class	8,773,385	89,225,324
NT International Small-Mid Cap Fund G Class	3,651,599	33,704,256
NT International Value Fund G Class	6,670,413	49,561,172
		317,125,113
Domestic Fixed Income Funds — 16.7%
Inflation-Adjusted Bond Fund G Class	2,848,629	34,098,091
NT Diversified Bond Fund G Class	14,733,472	167,077,570
NT High Income Fund G Class	4,754,117	40,267,367
		241,443,028
International Fixed Income Funds — 6.3%
Emerging Markets Debt Fund G Class	2,514,776	23,915,520
Global Bond Fund G Class	6,545,108	66,301,948
		90,217,468
Money Market Funds — 2.5%
U.S. Government Money Market Fund G Class	35,575,848	35,575,848
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,371,171,843)		1,441,098,487
OTHER ASSETS AND LIABILITIES†		1,530
TOTAL NET ASSETS — 100.0%		$1,441,100,017

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2020 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund(3)	—	$57,531	$11,306	$6,740	$52,965	1,513	$683	—
NT Disciplined Growth Fund	$47,824	1,387	26,362	(6,027)	16,822	1,308	7,427	$998
NT Equity Growth Fund	166,620	19,809	82,772	(35,321)	68,336	6,847	18,491	18,523
NT Growth Fund	140,768	18,293	40,958	(17,102)	101,001	6,026	11,268	15,829
NT Heritage Fund	97,585	19,795	16,057	(16,248)	85,075	7,699	391	13,033
NT Large Company Value Fund	188,534	18,387	22,531	(23,306)	161,084	16,454	1,052	8,267
NT Mid Cap Value Fund	119,441	11,831	14,744	(13,658)	102,870	9,825	333	1,961
Small Cap Growth Fund	—	25,539	1,759	(1,555)	22,225	1,266	(25)	1,139
Small Cap Value Fund	—	26,507	913	(5,544)	20,050	3,336	(20)	571
Sustainable Equity Fund	—	145,082	13,082	(5,691)	126,309	4,264	58	1,665
Non-U.S. Intrinsic Value Fund(4)	51,001	11,212	8,240	(13,321)	40,652	5,623	260	2,860
NT Emerging Markets Fund	89,217	7,638	13,872	(8,615)	74,368	7,356	874	2,520
NT Global Real Estate Fund	36,900	3,891	6,401	(4,776)	29,614	3,233	455	1,884
NT International Growth Fund	102,258	4,465	12,063	(5,435)	89,225	8,773	1,615	2,691
NT International Small-Mid Cap Fund	38,359	2,948	4,502	(3,101)	33,704	3,652	118	1,238
NT International Value Fund	57,343	7,122	6,856	(8,048)	49,561	6,670	(663)	2,732
Inflation-Adjusted Bond Fund	39,107	2,378	8,308	921	34,098	2,849	3	783
NT Diversified Bond Fund	197,627	35,079	71,667	6,039	167,078	14,733	2,100	4,017
NT High Income Fund	49,007	3,492	6,803	(5,429)	40,267	4,754	(375)	2,252
Emerging Markets Debt Fund	29,549	1,545	4,893	(2,285)	23,916	2,515	(73)	1,033
Global Bond Fund	78,887	7,395	17,809	(2,171)	66,302	6,545	239	2,352
U.S. Government Money Market Fund	37,495	4,988	6,907	—	35,576	35,576	—	481
NT Core Equity Plus Fund	56,044	1,957	42,586	(15,415)	—	—	12,934	1,957
NT Small Company Fund	49,194	1,227	47,966	(2,455)	—	—	3,156	481
	$1,672,760	$439,498	$489,357	$(181,803)	$1,441,098	160,817	$60,301	$89,267

(1)	Underlying fund investments represent G Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Non-income producing.

(4)	Effective November 22, 2019, the name of NT Non-U.S. Intrinsic Value Fund was changed to Non-U.S. Intrinsic Value Fund.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.